united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 4/30/19

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 39.7%
	AUTO PARTS MANUFACTURING - 0.7%
415,000	Goodyear Tire & Rubber Co.	5.000	5/31/2026	$ 404,985

	CHEMICALS - 0.7%
420,000	CF Industries, Inc.	5.150	3/15/2034	408,450

	CONSUMER FINANCE - 0.7%
400,000	Springleaf Finance Corp.	7.125	3/15/2026	430,250

	DESIGN, MANUFACTURING, & DISTRIBUTION - 0.7%
400,000	Ingram Micro, Inc.	5.450	12/15/2024	398,538

	ENTERTAINMENT CONTENT - 0.7%
400,000	Viacom, Inc.	6.250	2/28/2057	413,040

	EXPLORATION & PRODUCTION - 3.2%
425,000	Gulfport Energy Corp.	6.000	10/15/2024	374,799
405,000	PDC Energy, Inc.	5.750	5/15/2026	406,519
435,000	QEP Resources, Inc.	5.625	3/1/2026	408,543
430,000	Range Resources Corp.	4.875	5/15/2025	397,750
300,000	Southwestern Energy Co.	6.200	1/23/2025	296,439
				1,884,050
	HEALTH CARE FACILITIES & SERVICES - 0.7%
405,000	DaVita, Inc.	5.000	5/1/2025	397,787

	HOME & OFFICE PRODUCTS MANUFACTURING - 0.7%
403,000	Tempur Sealy International, Inc.	5.500	6/15/2026	402,476

	INDUSTRIAL OTHER - 0.7%
410,000	AECOM	5.125	3/15/2027	413,592

	INTEGRATED OILS - 0.7%
400,000	Petrobras Global Finance BV	5.999	1/27/2028	410,500

	OIL & GAS SERVICES & EQUIPMENT - 1.3%
445,000	Nabors Industries, Inc.	5.750	2/1/2025	407,175
425,000	Oceaneering International, Inc.	4.650	11/15/2024	405,748
				812,923
	PHARMACEUTICALS - 0.7%
484,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	406,514

	PIPELINE - 2.0%
390,000	Genesis Energy Finance Corp.	6.750	8/1/2022	397,004
400,000	NuStar Logistics LP	5.625	4/28/2027	401,380
409,000	Summit Midstream Holdings LLC	5.750	4/15/2025	379,348
				1,177,732
	POWER GENERATION - 0.7%
400,000	Clearway Energy Operating LLC	5.375	8/15/2024	408,548

	REAL ESTATE - 0.6%
538,000	CBL & Associates LP	5.950	12/15/2026	380,635
415,000	Washington Prime Group LP	5.950	8/15/2024	385,210
				765,845
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REFINING & MARKETING - 0.7%
387,000	PBF Holding Co LLC	7.000	11/15/2023	$ 400,061
400,000	Sunoco LP	5.500	2/15/2026	408,000
				808,061
	RETAIL - CONSUMER DISCRETIONARY - 2.5%
400,000	Penske Automotive Group, Inc.	5.500	5/15/2026	400,500
390,000	Sally Holdings LLC	5.625	12/1/2025	390,000
				790,500

	SOVEREIGN - 19.6%
425,000	Brazilian Government International Bond	4.250	1/7/2025	430,924
230,000	Brazilian Government International Bond	6.000	4/7/2026	254,035
300,000	Brazilian Government International Bond	10.125	5/15/2027	415,500
465,000	Brazilian Government International Bond	5.625	1/7/2041	465,581
425,000	Chile Government International Bond	3.860	6/21/2047	427,767
255,000	Colombia Government International Bond	8.125	5/21/2024	309,764
399,000	Colombia Government International Bond	6.125	1/18/2041	470,321
428,000	Hungary Government International Bond	5.375	3/25/2024	471,608
230,000	Hungary Government International Bond	7.625	3/29/2041	346,558
300,000	Indonesia Government International Bond	2.950	1/11/2023	298,180
500,000	Indonesia Government International Bond	3.500	1/11/2028	492,007
400,000	Indonesia Government International Bond	4.350	1/11/2048	394,717
315,000	Israel Government International Bond	4.500	1/30/2043	339,669
377,000	Mexico Government International Bond	4.000	10/2/2023	387,848
400,000	Mexico Government International Bond	4.150	3/28/2027	406,120
387,000	Mexico Government International Bond	4.750	3/8/2044	381,679
425,000	Mexico Government International Bond	4.600	2/10/2048	412,303
249,000	Panama Government International Bond	7.125	1/29/2026	304,589
355,000	Panama Government International Bond	8.875	9/30/2027	493,006
305,000	Peruvian Government International Bond	5.625	11/18/2050	390,400
250,000	Republic of South Africa Government International	5.500	3/9/2020	254,142
339,000	Republic of South Africa Government International	4.665	1/17/2024	343,187
450,000	Republic of South Africa Government International	4.875	4/14/2026	446,654
537,000	Republic of South Africa Government International	6.250	3/8/2041	554,571
430,000	Republic of South Africa Government International	5.000	10/12/2046	379,554
300,000	Turkey Government International Bond	7.500	11/7/2019	303,213
462,000	Turkey Government International Bond	5.625	3/30/2021	456,373
439,000	Turkey Government International Bond	3.250	3/23/2023	385,455
400,000	Turkey Government International Bond	6.125	10/24/2028	359,486
385,000	Turkey Government International Bond	6.000	1/14/2041	313,256
				11,688,467
	UTILITIES - 1.4%
396,000	AmeriGas Partners, LP	5.750	5/20/2027	410,850
399,000	Suburban Energy Finance Corp.	5.500	6/1/2024	399,008
				809,858
	WIRELESS TELECOMMUNICATION SERVICES - 0.7%
375,000	United States Cellular Corp .	6.700	12/15/2033	400,313

	TOTAL BONDS & NOTES (Cost $23,254,861)			23,632,429

	COMMON STOCKS - 42.8%
	ASSET MANAGEMENT - 0.7%
115,101	Standard Life Aberdeen PLC			418,494

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares				Value
	AUTOMOTIVE - 0.7%
127,955	Tofas Turk Otomobil Fabrikasi AS			$ 384,326

	BANKING - 4.1%
164,414	Intesa Sanpaolo S.p.A			430,613
23,065	National Australia Bank Ltd.			411,540
45,553	Nordea Bank OYJ			358,174
13,969	Societe Generale SA			441,786
26,130	Swedbank AB			423,416
722,289,077	VTB Bank PJSC			397,062
				2,462,591
	CHEMICALS - 1.3%
58,205	Chemtrade Logistics Income Fund			378,601
829,100	Sinopec Shanghai Petrochemical Co. Ltd.			375,163
				753,764
	CONSTRUCTION MATERIALS - 0.7%
172,112	CSR Ltd.			431,262

	CONSUMER PRODUCTS - 0.7%
33,572	Astral Foods Ltd.			426,200

	HOME & OFFICE PRODUCTS - 1.2%
82,535	Crest Nicholson Holdings PLC			414,248
44,962	Galliford Try PLC			317,692
				731,940
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
116,864	Coronation Fund Managers Ltd.			416,794

	IRON & STEEL - 2.7%
246,346	Eregli Demir ve Celik Fabrikalari TAS			378,010
576,231	Magnitogorsk Iron & Steel Works PJSC			394,401
15,511	Novolipetsk Steel PJSC - ADR			408,560
25,847	Severstal PJSC			418,339
				1,599,310
	METALS & MINING - 0.7%
18,586	MMC Norilsk Nickel PJSC			412,609

	OIL, GAS & COAL - 3.1%
14,575	Bashneft PJSC			427,584
500,364	China Petroleum & Chemical Corp.			384,581
31,760	EnLink Midstream LLC			371,274
238,773	Indo Tambangraya Megah Tbk PT			322,134
17,333	Tupras Turkiye Petrol Rafinerileri AS			358,013
				1,863,586
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 21.0%
260,555	Agile Group Holdings Ltd.			393,885
24,456	Apple Hospitality REIT, Inc.			402,301
185,965	Ascendas Real Estate Investment Trust			409,855
80,713	Ashford Hospitality Trust, Inc.			444,729
278,012	CBL & Associates Properties, Inc.			280,792
120,735	Charter Hall Retail REIT			395,154
20,929	Chatham Lodging Trust			412,092
13,898	Eurocommercial Properties NV			402,471
283,754	Fibra Uno Administracion SA de CV			419,152
242,319	Growthpoint Properties Ltd.			420,535
187,936	Guangzhou R&F Properties Co. Ltd.			373,218
23,072	H&R Real Estate Inv-REIT UTS			392,594
92,115	Hammerson PLC			386,556
15,193	Hospitality Properties Trust			395,018
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares				Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 21.0% (Continued)
81,097	Hyprop Investments Ltd.			$ 395,975
36,897	Independence Realty Trust, Inc.			390,739
21,734	Kimco Realty Corp.			377,954
25,306	Kite Realty Group Trust			399,582
11,422	Klepierre			405,396
9,293	Macerich Co.			373,021
371,930	Mapletree Logistics Trust			404,391
408,284	Mapletree North Asia Commercial Trust			407,924
47,823	NEPI Rockcastle PLC			397,728
64,675	Pennsylvania Real Estate Investment Trust			389,343
607,937	Redefine Properties Ltd.			417,695
22,091	RLJ Lodging Trust			406,695
33,529	RPT Realty			406,707
33,984	Senior Housing Properties Trust			272,891
29,721	SITE Centers Corp.			393,506
2,439	Unibail-Rodamco-Westfield *			418,892
73,859	Washington Prime Group, Inc.			328,673
14,522	Wereldhave NV			371,391
				12,486,855
	RETAIL - DISCRETIONARY - 1.3%
38,905	GameStop Corp.			336,528
145,940	Harvey Norman Holdings Ltd.			428,342
				764,870
	TELECOMMUNICATIONS - 1.3%
33,031	CenturyLink, Inc.			377,214
51,857	Mobile TeleSystems PJSC			408,633
				785,847
	TRANSPORTATION & LOGISTICS - 1.3%
17,944	GasLog Partners LP			377,901
20,807	Hoegh LNG Partners LP			408,857
				786,758
	UTILITIES - 1.3%
62,247	Crius Energy Trust			401,653
156,170,623	Federal Grid Co. Unified Energy System PJSC			401,445
				803,098

	TOTAL COMMON STOCKS (Cost $27,645,674)			25,528,304

	MASTER LIMITED PARTNERSHIPS - 16.5%
	IRON & STEEL - 0.7%
31,798	SunCoke Energy Partners LP			398,747

	OIL, GAS & COAL - 12.4%
19,586	Alliance Resource Partners LP			377,422
11,534	Andeavor Logistics LP			386,735
11,706	Buckeye Partners LP			391,683
11,719	Crestwood Equity Partners LP			429,970
21,924	CrossAmerica Partners LP			406,471
12,391	DCP Midstream LP			385,360
12,250	Delek Logistics Partners LP			399,718
28,332	Enable Midstream Partners LP			394,381
1	Energy Transfer LP			15
8,952	EQM Midstream Partners LP			411,792
17,286	Genesis Energy LP			383,403
20,636	Global Partners LP/MA			409,625
22,117	Kimbell Royalty Partners LP			393,461
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares				Value
	OIL, GAS & COAL - 12.4% (Continued)
32,001	Martin Midstream Partners LP			$ 247,368
1	Natural Resource Partners LP			42
28,947	NGL Energy Partners LP			412,784
14,955	NuStar Energy LP			406,626
19,064	PBF Logistics LP			405,873
41,702	Summit Midstream Partners LP			346,127
12,981	Sunoco LP			401,502
25,564	USA Compression Partners LP			433,054
				7,423,412

	TRANSPORTATION & LOGISTICS - 1.9%
28,213	Capital Product Partners LP			308,368
30,748	Golar LNG Partners LP			388,655
21,148	KNOT Offshore Partners LP			426,132
				1,123,155
	UTILITIES - 1.5%
13,283	AmeriGas Partners LP			481,642
17,944	Suburban Propane Partners LP			418,634
				900,276

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $9,717,976)			9,845,590

	TOTAL INVESTMENTS - 99.0% (Cost - $60,618,511)			$ 59,006,323
	OTHER ASSETS LESS LIABILITIES - 1.0%			582,462
	NET ASSETS - 100.0%			$ 59,588,785

* Non Income Producing Security
AB - Aktiebolag
ADR - American Depositary Receipt
AS - Anonim Sirketi
BV - Besloten Vennootschap
LLC - Limited Liability Corporation
LP - Limited Partnership
LTD - Limited Company
NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtiö
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
SA - Société Anonyme
S.p.A - Societa per azioni
TAS - Turkish Accounting Standards

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$ -	$ 23,632,429	$ -	$ 23,632,429
Common Stocks	25,528,304	-	-	25,528,304
Master Limited Partnerships	9,845,590	-	-	9,845,590
Total	$ 35,373,894	$ 23,632,429	$ -	$ 59,006,323

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$62,926,590	$2,817,616	$(6,737,883)	$(3,920,267)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/28/2019

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/28/2019